Condensed financial information of registrant	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of registrant
Schedule II
Condensed financial information of registrant
Statement of financial position of Aegon N.V.
As at December 31

Before profit appropriation, amounts in EUR million	2022	2021

Non-current assets

Financial fixed assets

Shares in group companies	13,594	26,042

Loans to group companies	1,435	1,829

Other non-current assets	109	138

	15,138	28,009

Current assets

Receivables

Receivables from group companies	31	35

Other receivables	236	181

Other current assets	123	90

Accrued interest and rent	9	6

	398	312

Cash and cash equivalents

Cash and cash equivalents	1,619	1,204

Total assets	17,155	29,524

Shareholders’ equity

Share capital	319	321

Paid-in surplus	6,853	7,033

Revaluation account	(4,465)	6,453

Legal reserves – foreign currency translation reserve	1,008	258

Legal reserves in respect of group companies	2,439	2,316

Retained earnings, including treasury shares	8,916	7,652

Remeasurement of defined benefit plans of group companies	(1,565)	(2,199)

Net result	(1,433)	1,980

	12,071	23,813

Other equity instruments	1,943	2,363

Total equity	14,014	26,176

Non-current liabilities

Subordinated borrowings	1,442	1,396

Long-term borrowings	1,226	1,266

	2,669	2,662

Current liabilities

Loans from group companies	13	7

Payables to group companies	147	422

Other current liabilities	282	227

Accruals and deferred income	31	31

	472	686

Total liabilities	3,141	3,349

Total equity and liabilities	17,155	29,524
Condensed income statement of Aegon N.V.
For the year ended December 31

Amounts in EUR million	2022	2021	2020

Net result group companies	(1,275)	2,119	-

Result after tax	(158)	(139)	(146)

Net result	(1,433)	1,980	(146)
Condensed cash flow statement of Aegon N.V.
For the year ended December 31

Amounts in EUR million	2022	2021	2020

Result before tax	(204)	(193)	(185)

Adjustments	(138)	428	(330)

Net cash flows from operating activities	(342)	235	(515)

Dividends and capital repayments of subsidiaries, associates and joint ventures	1,530	500	606

Other	-	(3)	(1)

Net cash flows from investing activities	1,530	497	605

Purchase of treasury shares	(597)	(231)	(59)

Issuance and repurchase of borrowings	469	197	(58)

Repayment of perpetuals	(429)	(212)	-

Dividends paid	(167)	(121)	(63)

Coupons on perpetual securities	(48)	(52)	(55)

Net cash flows from financing activities	(773)	(417)	(235)

Net increase / (decrease) in cash and cash equivalents	415	316	(146)
Five-year schedule of maturities of debt
As at December 31

	2022		2021

Amounts in EUR million	Subordinated borrowings	Long-term Borrowings	Subordinated borrowings	Long-term Borrowings

Remaining terms less than 1 year	-	499	-	-

Remaining terms 1 - 2 years	-	-	-	499

Remaining terms 2 - 3 years	-	-	-	-

Remaining terms 3 - 4 years	-	-	-	-

Remaining terms 4 - 5 years	-	-	-	-

Remaining terms longer than 5 years	1,442	727	1,396	768

At December 31	1,442	1,226	1,396	1,266
Remittances from and capital contributions to business units
Aegon received EUR 1.0 billion of remittances from its business units during 2022 from the Americas, the Netherlands, United Kingdom, International, and Asset Management. Aegon spent EUR 0.1 billion on capital contributions, mainly on International.
Aegon received EUR 1.0 billion of remittances from its business units during 2021 from the Americas, the Netherlands, United Kingdom, International, and Holdings. Aegon spent EUR 0.1 billion on capital contributions, mainly on International and Asset Management.
Aegon received EUR 0.8 billion of remittances from its business units during 2020 from the Americas, the Netherlands, United Kingdom, International, and Asset Management. Aegon spent EUR 0.2 billion on capital contributions, mainly on International.